GuidePath® Tactical Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of Shares		Value
	COMMON STOCKS - 44.07%
	Biotechnology - 3.55%
14,018	Regeneron Pharmaceuticals, Inc. (a)(b)	$8,286,460
35,970	United Therapeutics Corp. (a)	8,475,971
		16,762,431
	Building Products - 1.41%
124,012	Builders FirstSource, Inc. (a)	6,659,444
	Capital Markets - 1.01%
172,162	Jefferies Financial Group, Inc.	4,755,114
	Chemicals - 0.73%
74,720	Olin Corp.	3,458,042
	Food Products - 4.91%
94,444	Archer-Daniels-Midland Co.	7,328,855
29,589	Sanderson Farms, Inc.	6,377,317
110,340	Tyson Foods, Inc. - Class A	9,495,860
		23,202,032
	Health Care Equipment & Supplies - 1.68%
31,335	Danaher Corp.	7,944,049
	Health Care Providers & Services - 3.76%
98,116	CVS Health Corp.	9,091,429
36,939	Laboratory Corp of America Holdings	8,657,024
		17,748,453
	Household Products - 1.93%
63,482	Procter & Gamble Co.	9,128,077
	Insurance - 4.90%
172,097	Aflac, Inc.	9,522,127
131,787	Hartford Financial Services Group, Inc.	8,622,823
224,575	Old Republic International Corp.	5,021,497
		23,166,447
	Interactive Media & Services - 2.92%
4,041	Alphabet, Inc. - Class A (a)	8,806,390
30,910	Meta Platforms, Inc. - Class A (a)	4,984,237
		13,790,627
	Life Sciences Tools & Services - 1.79%
17,054	Bio-Rad Laboratories, Inc. - Class A (a)	8,441,730
	Machinery - 1.12%
26,835	Snap-on, Inc. (b)	5,287,300
	Multiline Retail - 1.16%
39,007	Target Corp.	5,508,959
	Oil, Gas & Consumable Fuels - 3.10%
89,070	ConocoPhillips	7,999,377
63,930	Devon Energy Corp.	3,523,182
50,492	PDC Energy, Inc.	3,110,812
		14,633,371
	Paper & Forest Products - 1.11%
99,864	Louisiana-Pacific Corp. (b)	5,233,872
	Pharmaceuticals - 2.11%
190,331	Pfizer, Inc.	9,979,054
	Professional Services - 1.49%
93,903	Robert Half International, Inc. (b)	7,032,396
	Road & Rail - 1.74%
177,593	Knight-Swift Transportation Holdings, Inc. (b)	8,220,780
	Software - 2.32%
42,755	Microsoft Corp.	10,980,767
	Technology Hardware, Storage & Peripherals - 1.33%
45,922	Apple, Inc.	6,278,456
	Total Common Stocks (Cost $210,667,992)	208,211,401

	REAL ESTATE INVESTMENT TRUSTS - 0.83%
	Real Estate Investment Trusts - 0.83%
85,242	SL Green Realty Corp. (b)	3,933,918
	Total Real Estate Investment Trusts (Cost $6,205,272)	3,933,918

	SHORT TERM INVESTMENTS - 55.47%
	Money Market Funds - 55.47%
262,016,049	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.24% (c)	262,016,049
	Total Short Term Investments (Cost $262,016,049)	262,016,049
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 6.75%
31,864,921	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.64% (c)	31,864,921
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $31,864,921)	31,864,921

	Total Investments (Cost $510,754,234) - 107.12%	506,026,289
	Liabilities in Excess of Other Assets - (7.12)%	(33,656,037)
	TOTAL NET ASSETS - 100.00%	$472,370,252

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30, 2022.